FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 USD ($) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 GBP (£) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 INR (₨) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 BRL (R$) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 EUR (€) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 CAD ($) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 KRW (₩) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 AUD ($) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2019 CNY (¥) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $ £ / € R$ / $	Dec. 31, 2018 USD ($) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $	Dec. 31, 2018 GBP (£) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $	Dec. 31, 2018 INR (₨) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $	Dec. 31, 2018 EUR (€) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $	Dec. 31, 2018 CAD ($) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $	Dec. 31, 2018 KRW (₩) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $	Dec. 31, 2018 AUD ($) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $	Dec. 31, 2018 CNY (¥) $ / shares £ / $ ₩ / $ $ / $ ¥ / $ ₨ / $ € / $
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 4,135									$ 6,957
Fair value of financial liabilities	(62,794)									(72,738)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					€ 245								€ 649
Fair value of financial assets	$ 7
Fair value of financial liabilities										$ 13
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78
Net investment hedges | British pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 2,444									£ 3,175
Fair value of financial assets	$ (247)
Fair value of financial liabilities										$ 104
Net investment hedges | British pounds | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 77									£ 77
Fair value of financial liabilities	$ 0									$ (1)
Net investment hedges | British pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79
Net investment hedges | British pounds | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.92	0.92	0.92	0.92	0.92	0.92	0.92	0.92
Net investment hedges | British pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.74	0.74	0.74	0.74	0.74	0.74	0.74	0.74	0.74	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7
Net investment hedges | British pounds | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Net investment hedges | Australian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 238								$ 1,038
Fair value of financial assets	$ (5)
Fair value of financial liabilities										$ 20
Net investment hedges | Australian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.42
Net investment hedges | Australian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥									¥ 962								¥ 2,672
Fair value of financial assets	$ 0
Fair value of financial liabilities										$ 6
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.16	7.16	7.16	7.16	7.16	7.16	7.16	7.16	7.16	6.91	6.91	6.91	6.91	6.91	6.91	6.91	6.91
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.75	6.75	6.75	6.75	6.75	6.75	6.75	6.75	6.75	6.35	6.35	6.35	6.35	6.35	6.35	6.35	6.35
Net investment hedges | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 355								$ 118
Fair value of financial assets	$ 0
Fair value of financial liabilities										$ 4
Net investment hedges | Canadian dollars | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 800								$ 800
Fair value of financial liabilities	$ (8)									$ (31)
Net investment hedges | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
Net investment hedges | Canadian dollars | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33	1.33
Net investment hedges | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29
Net investment hedges | Canadian dollars | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29	1.29
Net investment hedges | Brazil Real
Disclosure of detailed information about financial instruments [line items]
Notional amount				R$ 1,582										$ 158
Fair value of financial assets										$ (9)
Fair value of financial liabilities	$ (10)
Net investment hedges | Brazil Real | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.16	4.16	4.16	4.16	4.16	4.16	4.16	4.16	4.16	4.24	4.24	4.24	4.24	4.24	4.24	4.24	4.24
Net investment hedges | Brazil Real | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.16	4.16	4.16	4.16	4.16	4.16	4.16	4.16	4.16	3.90	3.90	3.90	3.90	3.90	3.90	3.90	3.90
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩							₩ 720,095								₩ 618,589
Fair value of financial assets	$ (7)
Fair value of financial liabilities										$ 1
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,174.3	1,174.3	1,174.3	1,174.3	1,174.3	1,174.3	1,174.3	1,174.3	1,174.3	1,130.9	1,130.9	1,130.9	1,130.9	1,130.9	1,130.9	1,130.9	1,130.9
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,149.5	1,149.5	1,149.5	1,149.5	1,149.5	1,149.5	1,149.5	1,149.5	1,149.5	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00	1,087.00
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨			₨ 0									₨ 31,422
Fair value of financial assets	$ 0									$ 3
Net investment hedges | Indian Rupee | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	73.01	73.01	73.01	73.01	73.01	73.01	73.01	73.01	73.01	70.39	70.39	70.39	70.39	70.39	70.39	70.39	70.39
Net investment hedges | Indian Rupee | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	71.78	71.78	71.78	71.78	71.78	71.78	71.78	71.78	71.78	67.44	67.44	67.44	67.44	67.44	67.44	67.44	67.44